Stock-based compensation - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($) Year Entity	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Minimum Stock Options Granted After 2002 Year	Mar. 31, 2011 Maximum Stock Options Granted After 2002 Year	Mar. 31, 2011 Stock Options Granted After 2002
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Term of options (in years)	5	5	5	5	6	8
Exercise price ratio							1.025
Typical vesting period							2 years
Stock-based compensation expense related to stock options	$ 30	¥ 2,522	¥ 2,446	¥ 3,015
Weighted-average grant-date fair value of options granted, per share	$ 9	¥ 724	¥ 803	¥ 635
Total intrinsic value of stock options exercised		0	113	97
Cash received from options exercised		0	492	435
Unrecognized stock compensation expense related to stock options granted	$ 20	¥ 1,693
Unrecognized stock compensation expense, expected weighted average period of recognition (in years)	1.1	1.1